Offerings - Offering: 1	Mar. 13, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,300,000.00
Amount of Registration Fee	$ 179.53
Offering Note	Estimated for purposes of calculating the amount of the filing fee only. The amount is based upon the offer to purchase up to 9,405 Units (approximately 5.00% of the net assets of the Fund as of September 30, 2025) based on a net asset value per Unit as of close of business on September 30, 2025 of $138.23. Issuer is a feeder fund in a master-feeder structure and invests substantially all of its assets in Destiny Alternative Fund LLC (the "Master Fund"). All Units repurchased from investors of the Issuer by the Issuer, if any, will have corresponding repurchases of limited liability company interests of the Master Fund from the Issuer. The Master Fund pays tender offer registration fees for its corresponding tender offer, which is also subject to Rule 13e-4. Issuer avails itself of SEC staff no-action relief applicable to feeder funds for fees on shares they offer to repurchase from the public. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017).